PIMCO Emerging Markets Currency and Short-Term Investments Fund Investment Objectives and Goals - PIMCO Emerging Markets Currency and Short-Term Investments Fund	Oct. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO Emerging Markets Currency and Short-Term Investments Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.